Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2017
Buzzinate Company Limited [Member]
Schedule of Movement of Carrying Value of Equity Method Investment

The movement of carrying value of the equity method investment in Buzzinate from January 1, 2015 to February 13, 2015 (the “period”) is as follows:

Balance at beginning of the period	533
Share of loss of equity investee for the period	(38)

Balance at February 13, 2015	495
Fair value gain on re-measurement of equity investee	1,161

1,656

Schedule of Fair value of Consideration Transferred	Fair value of consideration transferred:

Cash	1,250
Ordinary shares of the Company	2,027

Total	3,277

Fair value of previously held interest in Buzzinate	1,656

Schedule of Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	1,439
Other current assets	207
Property and equipment	375
Intangible asset	644
Current liabilities	(529)
Deferred tax liabilities	(161)

Total identifiable net assets acquired	1,975

Goodwill (Note 11)	2,958

Total purchase consideration, net of cash acquired	3,494

Schedule of Estimated Amounts Recognized on Acquired Identifiable Intangible Asset and its Estimated Useful Life

The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

	Estimated useful life	Gross carrying amount
A self-developed computer software and systems	5 years	644

OptAim Limited [Member]
Schedule of Fair value of Consideration Transferred	Fair value of consideration transferred:

Cash	15,976
Ordinary shares of the Company	50,843
Fair value of replacement awards attributable to pre-acquisition services	801

67,620

Schedule of Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	1,301
Other current assets	13,193
Property and equipment	84
Intangible asset	20,100
Current liabilities	(7,571)
Deferred tax liabilities	(5,025)

Total identifiable net assets acquired	22,082

Goodwill (Note 11)	45,538

Total purchase consideration, net of cash acquired	50,343

Schedule of Estimated Amounts Recognized on Acquired Identifiable Intangible Asset and its Estimated Useful Life

The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

	Estimated useful life	Gross carrying amount
A self-developed computer software and systems	5 years	20,100

Schedule of Unaudited Pro Forma Operating Results

Unaudited pro forma operating results for the Company, assuming the acquisition of OptAim occurred on January 1, 2015 is as follows:

For the year ended December 31, 2015
Net revenues	69,025
Net loss	(39,688)
Net loss per share	(3.80)
Diluted loss per share	(3.80)